INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 11,073		$ 11,172
Work in progress	1,351		1,267
Finished products	18,522		19,494
Inventories	30,946		31,933
Inventory write-offs	$ 303	$ 101